As filed with the Securities and Exchange Commission on January 3, 2018
File No. 2-87913
File No. 811-03904

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

The Value Line Tax Exempt Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code (212) 907-1900
Mitchell E. Appel,
The Value Line Tax Exempt Fund, Inc.
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)
Copy to:
Peter D. Lowenstein, Esq.
515 West Lyon Farm Dr
Greenwich, CT 06831
It is proposed that this filing will become effective (check appropriate box)
☒   immediately upon filing pursuant to paragraph (b)
☐   on (date) pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   on (date) pursuant to paragraph (a)(1)
☐   on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 3rd day of January, 2018.
THE VALUE LINE TAX EXEMPT FUND, INC.
By:	/s/ Mitchell E. Appel Mitchell E. Appel, President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
*Joyce E. Heinzerling (Joyce E. Heinzerling)	Director	January 3, 2018
**James E. Hillman (James E. Hillman)	Director	January 3, 2018
**Michael Kuritzkes (Michael Kuritzkes)	Director	January 3, 2018
*Paul Craig Roberts (Paul Craig Roberts)	Director	January 3, 2018
*Nancy-Beth Sheerr (Nancy-Beth Sheerr)	Director	January 3, 2018
/s/ Mitchell E. Appel (Mitchell E. Appel)	Director; President and Chief Executive Officer (Principal Executive Officer)	January 3, 2018
/s/ Emily D. Washington (Emily D. Washington)	Treasurer; Principal Financial and Accounting Officer; Secretary	January 3, 2018
*By:	/s/ Mitchell E. Appel (Mitchell E. Appel, attorney-in-fact)

*
Attorney-in-fact pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 29 and incorporated herein by reference.

**
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 37, and incorporated herein by reference.

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EXHIBIT INDEX
Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
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